UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	NOVEMBER 30

Date of reporting period:	DECEMBER 1, 2006 – NOVEMBER 30, 2007 (Annual Shareholder Report)

Item 1.	Reports to Shareholders

ANNUAL REPORT

Managers Funds

November 30, 2007

•	Managers Money Market Fund

Managers Money Market Fund

Annual Report - November 30, 2007

Page
LETTER TO SHAREHOLDERS	1

FUND PERFORMANCE	3

ABOUT YOUR FUND’S EXPENSES	4

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	5

Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statement of Operations	6

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal year

Statement of Changes in Net Assets	7

Detail of changes in Fund assets for the past two fiscal years

FINANCIAL HIGHLIGHTS	8

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	9

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	13

TRUSTEES AND OFFICERS	14

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

Financial markets have been increasingly unsettled over the past year, particularly during the summer months and again at the end of the year. While the economy has continued to grow, a liquidity crisis initiated by spreading weakness in sub-prime mortgage loans increased uncertainty about its sustainability. Bonds of all credit quality became unusually volatile, and credit spreads, having been extremely slim, widened dramatically, raising the cost of capital for many borrowers. Naturally the equity markets followed suit and became more volatile as the rising cost of capital pressured corporate profitability, penalized leverage, and hindered merger and acquisition activity.

As has been well documented in the financial press, the continued weakness in residential housing prices, combined with gradually rising interest rates, has put severe stress on low credit-quality (sub-prime) borrowers. Rising defaults pushed several mortgage lenders and leveraged sub-prime mortgage investors toward bankruptcy, and catalyzed a swift and broad flight from various forms of investment risk over the past few months. These revelations began creating serious liquidity problems in the credit markets late in the second quarter and have been a cause of uncertainty and market volatility ever since.

A rapid and at times seemingly indiscriminate flight from risk created unusual patterns of volatility within the bond market. Credit spreads widened significantly throughout July, as Moody’s and S&P downgraded hundreds of securities, and price moves forced leveraged investors to raise cash any way they could. Since much of the leverage had been funded with short-term debt, the short end of the yield curve bore the brunt of the liquidity crisis. The typically docile commercial paper market seized as demand dried up, and short-term Treasury yields vacillated between 2.9% and 4.9% as investors raced to safety, causing a dislocation in prices. Since then, prices for credits have generally recovered, as the Federal Reserve pumped liquidity into the system and investors have had time to evaluate underlying fundamentals and adjust their portfolios in a more rational manner.

Within this environment, the Managers Money Market Fund has provided its shareholders with a stable NAV and steady income. For the year ended November 30, 2007 (the Fund’s fiscal year) the Fund returned 5.05% while an index of 3-month U.S. treasury bills returned 5.17%, and the iMoneyNet Average of First Tier Money Market Funds returned 4.63%. As of November 30th, the Fund’s portfolio had an average maturity of 50 days, and a seven day average yield of 4.5%.

Lingering credit problems and further revelations of losses from large financial institutions are hindering not only the financial markets, but the economy as well. Uncertainty about whether the economy will slide into recession has driven volatility higher, as the financial markets have traded sharply higher or lower depending upon the news each day. The Federal Reserve has been accommodating, and although we think the risk of recession has increased, we still believe that portions of the U.S.

Letter to Shareholders (continued)

and global economies remain healthy. In sum, we continue to believe that investors should maintain their portfolios with allocations near their long-run targets, rebalance if necessary and take full advantage of opportunities to participate in the growth of the global economy.

One of our foremost goals at Managers Investment Group is to structure and manage mutual funds that will help our shareholders and clients become more successful in reaching their investment goals and objectives. Each of our Funds is geared to provide you with exposure to a specific asset class, combination of asset classes, or segment of the market. Investors tend to use our Funds as part of their overall asset allocation in order to structure a well-diversified portfolio intended to meet individual needs. Most of our Funds, like the Managers Money Market Fund detailed in this report, are therefore designed to be building blocks.

The following report covers the one-year period ending November 30, 2007. Should you have any questions about this report, or if you’d like to receive a Prospectus and additional information, including fees and expenses, for this or any of the other Funds in our family, please feel free to contact us at 1-800-835-3879, or visit our website at www.managersinvest.com. As always, please read the Prospectus carefully before you invest or send money.

Effective December 1, 2007, the Managers Money Market Fund changed its fiscal year end from November 30 to December 31. This will enable the Fund to be included with other Managers Funds in future prospectuses and shareholder reports, which in turn should lower the Fund’s shareholder reporting costs.

If you are curious about how you can better diversify your investment program, visit the Knowledge Center on our Web site and view our articles in the investment strategies section. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

We thank you for your continued confidence and investment in The Managers Funds.

Sincerely,

John H. Streur	Tom Hoffman, CFA
Senior Managing Partner	Executive Vice President and CIO
Managers Investment Group LLC	Managers Investment Group LLC

Managers Money Market Fund Performance

	Average Annual Total Returns [1]
	One Year	Five Years	Ten Years	Inception Date
Managers Money Market Fund [2]	5.05%	2.71%	3.53%	Jun-84
3-Month U.S. Treasury Bill	5.17%	3.03%	3.79%

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns of the Fund are net of expenses. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

About Your Fund’s Expenses

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Fund incurs only ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The table below reflects the combined expenses of the Fund and the Capital Shares of the JPMorgan Liquid Assets Money Market Fund (the “Portfolio”), in which the Fund currently invests all of its assets.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on-going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2007	Expense Ratio for the period	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Expenses Paid During the Period*
Managers Money Market Fund
Based on Actual Fund Return	0.32%	$1,000	$1,025	$2.45
Based on Hypothetical 5% Annual Return	0.32%	$1,000	$1,023	$2.45

*       Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Managers Money Market Fund

Statement of Assets and Liabilities

November 30, 2007

Assets:
Investment in JPMorgan Liquid Assets Money Market Fund, Capital Shares (cost $92,796,852)	$92,796,852
Receivable for Fund shares sold	7,087
Dividends receivable	379,785
Prepaid expenses	20,053
Total assets	93,203,777
Liabilities:
Payable for Fund shares repurchased	137
Dividends payable to shareholders	34,531
Administration fee payable	11,563
Other accrued expenses	51,805
Total liabilities	98,036
Net Assets	$93,105,741
Shares outstanding	93,105,741
Net asset value, offering and redemption price per share	$1.00
Net Assets Represent:
Paid-in capital	$93,105,741

The accompanying notes are an integral part of these financial statements.

Managers Money Market Fund

Statement of Operations

For the fiscal year ended November 30, 2007

Investment Income:
Dividend income		$5,370,617
Expenses:
Administration fees	$154,574
Transfer agent	89,839
Registration fees	34,763
Professional fees	30,449
Reports to shareholders	26,957
Accounting fees	6,000
Trustees’ fees and expenses	5,753
Miscellaneous expenses	4,402
Total expenses before offsets	352,737
Less: Expense reductions	(51,525)
Net expenses		301,212
Net Investment Income		$5,069,405

The accompanying notes are an integral part of these financial statements.

Managers Money Market Fund

Statement of Changes in Net Assets

For the fiscal year ended November 30,

	2007	2006
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,069,405	$1,515,932
Distributions to Shareholders:
From net investment income	(5,069,405)	(1,515,932)
From Capital Share Transactions (at a constant $1.00 per share):
Proceeds from sale of shares	215,023,349	122,399,470
Reinvestment of dividends	4,966,351	1,477,635
Cost of shares repurchased	(164,722,861)	(123,937,360)
Net increase (decrease) from capital share transactions	55,266,839	(60,255)
Total increase (decrease) in net assets	55,266,839	(60,255)
Net Assets:
Beginning of year	37,838,902	37,899,157
End of year	$93,105,741	$37,838,902

The accompanying notes are an integral part of these financial statements.

Managers Money Market Fund

Financial Highlights

For a share outstanding throughout each fiscal year ended November 30,

	2007	2006	2005**	2004*	2003
Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.049	0.043	0.026	0.008	0.007
Less Distributions to Shareholders from:
Net investment income	(0.049)	(0.043)	(0.026)	(0.008)	(0.007)
Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return [1]	5.05%	4.45%	2.61%	0.82%	0.69%
Ratio of net expenses to average net assets	0.29%	0.40%	0.40%	0.36%	0.38%
Ratio of net investment income to average net assets	4.92%	4.42%	2.62%	0.86%	0.69%
Net assets at end of year (000’s omitted)	$93,106	$37,839	$37,896	$47,645	$33,050
Expense Waivers/Offsets: [2]
Ratio of total expenses to average net assets	0.34%	0.45%	0.46%	0.44%	0.43%
Ratio of net investment income to average net assets	4.87%	4.37%	2.56%	0.78%	0.64%

*	Prior to May 14, 2004 the Fund invested all of its assets in the Institutional Class Shares of the JPMorgan Prime Money Market Fund. (See Notes to Financial Statements).
**	Prior to February 19, 2005 the Fund invested all of its assets in the Institutional Class Shares of the JPMorgan Liquid Assets Money Market Fund. (See Notes to Financial Statements).
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(d) of Notes to Financial Statements).
[2]

Excludes the impact of expense reimbursements and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(d) of Notes to Financial Statements).

Managers Money Market Fund

Notes to Financial Statements

November 30, 2007

Managers Money Market Fund (the “Fund”) is a series of The Managers Funds (the “Trust”), an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of a number of investment series (collectively the “Funds”).

The Fund invests all of its investable assets in the Capital Shares of the JPMorgan Liquid Assets Money Market Fund (the “Portfolio”), a separate registered open-end management investment company with substantially the same investment objective and policies as the Fund. The Portfolio is a series of the JPMorgan Trust II, a business trust organized under the laws of The Commonwealth of Massachusetts. The investment manager of the Portfolio is JPMorgan Investment Advisors Inc. (“JPMIA”). The performance of the Fund is directly affected by the performance of the Portfolio.

1.	Summary of Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual amounts could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

The investment in the Portfolio is valued daily at its end of day net asset value per share. The Portfolio’s underlying investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

b.	Security Transactions

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.

c.	Dividend Policy

Dividends declared by the Portfolio accrue daily and are paid monthly.

d.	Investment Income and Expenses

As a shareholder of the Portfolio, the Fund receives its proportionate share of the dividends paid by such class, which takes into consideration the Fund’s proportionate share of net investment income and expenses of such class. Expenses incurred by the Trust, which cannot be directly attributed to the Fund are apportioned among the Fund and other affiliated funds based upon their relative average net assets or number of shareholders.

Managers Money Market Fund

Notes to Financial Statements (continued)

The Fund has an “omnibus account” arrangement with JPMorgan Distribution Services, Inc, (“JPMDS”), the shareholder servicing agent of the Portfolio, whereby the Fund is credited with a factor of 0.05% of the average daily assets invested in the Portfolio. This credit serves to reduce expenses that would otherwise be charged to the Fund. For the fiscal year ended November 30, 2007, expenses were reduced under this arrangement by $51,525.

e.	Dividends and Distributions

Income dividends and capital gain distributions, if any, normally will be declared daily and paid on the third to the last business day of the month. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. The tax character of distributions paid by the Fund during 2007 and 2006 were as follows:

	2007	2006
Distributions paid from:
Ordinary income	$5,069,405	$1,515,932
Short-term capital gains	—	—
Long-term capital gains	—	—

As of November 30, 2007, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

Capital loss carryforward	$(2,266)
Undistributed ordinary income	2,266

f.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements. As of November 30, 2007, the approximate cost for Federal income tax purposes is $92,796,852.

g.	Capital Loss Carryovers

As of November 30, 2007, the Fund had an accumulated net realized capital loss carryover of $2,266. This amount may be used for Federal income tax purposes to offset future realized capital gains, if any, through November 30, 2009.

h.	Capital Stock

The Trust’s Declaration of Trust authorizes for the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Managers Money Market Fund

Notes to Financial Statements (continued)

At November 30, 2007, one unaffiliated shareholder held approximately 11% of the shares outstanding of the Fund. Transactions by this shareholder may have a material impact on the Fund.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Administrative and Shareholder Servicing Agreement under which Managers Investment Group LLC (the “Administrator”), an independently-managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as the Fund’s administrator and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services of the Fund. For these services, the Fund is required to pay the Administrator 0.15% of the Fund’s average daily net assets per annum. The Fund is distributed by Managers Distributors, Inc., (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Administrator, AMG and/or MDI.

Prior to July 1, 2007, the aggregate annual retainer paid to each Independent Trustee was $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. Effective July 1, 2007, the aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Investment Manager (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. (Prior to July 1, 2007, the Independent Chairman received an additional payment of $10,000 per year). The Chairman of the Audit Committee receives an additional payment of $5,000 per year. (Prior to July 1, 2007, the Chairman of the Audit Committee received an additional of $2,000 per year). The “Trustee fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

3.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

4.	New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 (“FIN 48”).” FIN 48 applies to all registered investment companies and establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and has concluded that as of November 30, 2007, no provision

Managers Money Market Fund

Notes to Financial Statements (continued)

for income tax would be required in the Fund’s financial statements. Additionally, Fund Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund’s financial statements.

5.	Change to Fiscal Year End

Effective December 1, 2007, the Money Market Fund has changed its fiscal year end from November 30 to December 31.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Managers Funds and the Shareholders of Managers Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Managers Money Market Fund (hereafter referred to as the “Fund”), at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the transfer agent of the portfolio, provide a reasonable basis for our opinion.

PricewaterhouseCoopers, LLP

Philadelphia, Pennsylvania

January 16, 2008

Trustees and Officers

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund’s performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. The Chairman of the Trustees, President, Treasurer and Secretary of the Trust are elected by the Trustees annually. Other officers hold office at the pleasure of the Trustees.

Independent Trustees

The following Trustees are not “interested persons” of the Trust within the meaning of the 1940 Act:

Name, Date of Birth, Number of Funds Overseen in Fund Complex*	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Jack W. Aber, 9/9/37 • Trustee since 1999 • Oversees 31 Funds in Fund Complex	Professor of Finance, Boston University School of Management (1972-Present); Trustee of Appleton Growth Fund (1 portfolio); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio).

William E. Chapman, II, 9/23/41 • Independent Chairman • Trustee since 1999 • Oversees 31 Funds in Fund Complex	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars); Trustee of Bowdoin College (2002-Present); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio).

Edward J. Kaier, 9/23/45 • Trustee since 1999 • Oversees 31 Funds in Fund Complex	Attorney at Law and Partner, Teeters Harvey Kilboy & Kaier LLP (2007-Present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio).

Steven J. Paggioli, 4/3/50 • Trustee since 1993 • Oversees 31 Funds in Fund Complex	Consultant (2001-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001); Trustee, Professionally Managed Portfolios (22 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP.

Trustees and Officers (continued)

Name, Date of Birth, Number of Funds Overseen in Fund Complex*	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Eric Rakowski, 6/5/58 • Trustee since 1999 • Oversees 31 Funds in Fund Complex	Professor, University of California at Berkeley School of Law (1990-Present); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio).

Thomas R. Schneeweis, 5/10/47 • Trustee since 1987 • Oversees 31 Funds in Fund Complex	Professor of Finance, University of Massachusetts (1977-Present); Director, CISDM at the University of Massachusetts, (1996-Present); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-Present); Partner, White Bear Partners, LLC (2007-Present); Partner, Schneeweis Capital Management, LLC (2007-Present); Partner, Schneeweis Associates, LLC (2007-Present); Partner, Northampton Capital Management, LLC (2004-Present); Partner, TRS Associates (2007-Present).

*	The Fund Complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Interested Trustee

The following Trustee is an “interested person” of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc.

Name, Date of Birth, Number of Funds Overseen in Fund Complex*	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
William J. Nutt, 3/30/45 • Trustee since 2005 • President since 2007 • Oversees 31 Funds in Fund Complex	Chairman and Founder of Affiliated Managers Group, Inc., (1993-Present); Chief Executive Officer of Affiliated Managers Group, Inc. (1993-2004); Director, Affiliated Managers Group, Inc. (1993-Present); President of Affiliated Managers Group, Inc. (1993-1999); President and Chief Operating Officer, The Boston Company (1989-1993); Senior Executive Vice President, The Boston Company (1982-1989).

Trustees and Officers (continued)

Officers

Name, Date of Birth, Position(s) Held with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Christine C. Carsman, 4/2/52 • Secretary since 2004	Senior Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-Present); Secretary, The Managers Funds, Managers AMG Funds, Managers Trust I and II (2004-Present); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004); Deputy General Counsel, The Boston Company, Inc. (1993-1995); Associate General Counsel, The Boston Company Advisors, Inc. (1991-1993); Associate, Sullivan & Worcester LLP (1987-1991).

Donald S. Rumery, 5/29/58 • Chief Financial Officer since 2007 • Treasurer since 1995	Senior Vice President, Managers Investment Group LLC (2005-Present); Director, Finance and Planning, The Managers Funds LLC, (1994-2004); Treasurer and Chief Financial Officer, Managers Distributors, Inc. (2000-Present); Treasurer, The Managers Funds (1995-Present); Treasurer, Managers AMG Funds (1999-Present); Treasurer, Managers Trust I and II (2000-Present); Secretary, Managers Trust I and Managers Trust II (2000-2004) and Secretary, The Managers Funds (1997-2004); Chief Financial Officer, Managers AMG Funds, Managers Trust I and Managers Trust II (2007-Present).

Keitha L. Kinne, 5/16/58 • Chief Operating Officer since 2007	Managing Partner and Chief Operating Officer, Managers Investment Group LLC (2007-Present); Chief Operating Officer, Managers AMG Funds, Managers Trust I and Managers Trust II (2007-Present); Managing Director, Legg Mason & Co., LLC (2006-2007); Managing Director, Citigroup Asset Management (2004-2006); Senior Vice President, Prudential Investments (1999-2004).

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Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

For Managers Choice Only

Managers

P.O. Box 61204

King of Prussia, Pennsylvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG EQUITY FUNDS

EMERGING MARKETS EQUITY	REAL ESTATE SECURITIES
Rexiter Capital Management Limited	Urdang Securities Management, Inc.

ESSEX GROWTH
ESSEX LARGE CAP GROWTH	SMALL CAP
ESSEX SMALL/MICRO CAP GROWTH	TIMESSQUARE MID CAP GROWTH
Essex Investment Management Co., LLC	TIMESSQUARE SMALL CAP GROWTH
TimesSquare Capital Management, LLC
FQ TAX-MANAGED U.S. EQUITY
FQ U.S. EQUITY	SMALL COMPANY
First Quadrant, L.P.	Epoch Investment Partners, Inc.
Kalmar Investment Advisers, Inc.
INSTITUTIONAL MICRO-CAP
MICRO-CAP	SPECIAL EQUITY
Lord, Abbett & Co. LLC	Donald Smith & Co., Inc.
WEDGE Capital Management L.L.P.	Lord, Abbett & Co. LLC
OFI Institutional Asset Management, Inc.	Skyline Asset Management, L.P.
Next Century Growth Investors, LLC	Smith Asset Management Group, LP
Veredus Asset Management LLC
INTERNATIONAL EQUITY	Westport Asset Management, Inc.
Alliance Bernstein L.P.
Lazard Asset Management, LLC	SYSTEMATIC VALUE
Wellington Management Company, LLP	SYSTEMATIC MID CAP VALUE
Systematic Financial Management, L.P.
CHICAGO EQUITY PARTNERS
MID-CAP	VALUE
Chicago Equity Partners, LLC	Armstrong Shaw Associates Inc.
Osprey Partners Investment Mgmt., LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

MANAGERS AND MANAGERS AMG BALANCED FUNDS

CHICAGO EQUITY PARTNERS
BALANCED
Chicago Equity Partners, LLC

GLOBAL
Armstrong Shaw Associates Inc.
Alliance Bernstein L.P.
First Quadrant, L.P.
Northstar Capital Management, Inc.
Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES
First Quadrant, L.P.

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)
FIXED INCOME
GLOBAL BOND
Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)
Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE
TAX-FREE
Evergreen Investment Management Company, LLC

HIGH YIELD
J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION
GOVERNMENT
SHORT DURATION GOVERNMENT
Smith Breeden Associates, Inc.

MONEY MARKET
JPMorgan Investment Advisors Inc.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Registrant has adopted a Code of Ethics. See attached Exhibit (a)(1).

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Registrant’s Board of Trustees has determined that independent Trustees Mr. Jack W. Aber and Mr. Steven J. Paggioli each qualify as the Audit Committee Financial Expert. Mr. Aber and Mr. Paggioli are “independent” as such term is defined in Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

The aggregate fees billed by PwC to the Fund for the Funds’ two most recent fiscal years for professional services rendered for audits of annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements (“Audit Fees”) were as follows:

	Fiscal 2007	Fiscal 2006
Managers Money Market Fund	$10,139	$9,702

Audit-Related Fees

There were no fees billed by PwC to the Fund in its two recent fiscal years for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements, but are not reported as Audit Fees (“Audit-Related Fees”).

For the Funds’ two most recent fiscal years, there were no Audit-Related Fees billed by PwC for engagements related directly to the operations and financial reporting of one or more Funds by a Fund Service Provider. A Fund Service Provider is (a) any investment adviser to the Fund (not including any Subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or (b) any entity that provides ongoing services to the Fund and is controlling, controlled by or under common control with a Fund investment adviser described in (a).

Tax Fees

The aggregate fees billed by PwC to the Funds for the two most recent fiscal years for professional services rendered for tax compliance, tax advice, and tax planning (“Tax Fees”) were as follows:

	Fiscal 2007	Fiscal 2006
Managers Money Market Fund	$6,700	$4,250

For the Funds’ two most recent fiscal years, Tax Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds were $0 for fiscal 2007 and $0 for fiscal 2006, respectively.

The services for which Tax Fees were charged comprise all services performed by professional staff in PwC’s tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

All Other Fees

There were no other fees billed by PwC to the Funds for all other non-audit services (“Other Fees”) during the Funds’ two most recent fiscal years. During the same period, there were no Other Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds.

According to policies adopted by the Audit Committee, services provided by PwC to the Funds must be pre-approved by the Audit Committee. On an annual basis, the Audit Committee reviews and pre-approves various types of services that PwC may perform for the Funds without specific approval of each engagement, subject to specified budget limitations. As contemplated by the Sarbanes-Oxley Act of 2002 and related SEC rules, the Audit Committee also pre-approves non-audit services provided by PwC to any Fund Service Provider for any engagement that relates directly to the operations and financial reporting of the Funds. Any engagement that is not already pre-approved or that will exceed a pre-approved budget must be submitted to the Audit Committee for pre-approval. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve the engagement of PwC to perform non-audit services subject to certain conditions, including notification to the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

There were no other fees billed by PwC for non-audit services rendered to the Funds and to Fund Service Providers for the Funds’ two most recent fiscal years.

The Audit Committee has considered whether the provision of non-audit services by PwC to Fund Service Providers that were not required to be pre-approved by the Audit Committee is compatible with maintaining PwC’s independence in its audit of the Funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Funds and its related entities.

The following table sets forth the non-audit services provided by PwC to the Funds and its service affiliates defined as the Funds’ investment advisor and any entity controlling, controlled by or under common control with Managers Investment Group LLC that provides ongoing services to the Funds (“Control Affiliates”) for the last two fiscal years.

	Audit-related fees A		Tax fees A		All other fees A
	2006	2005	2006	2005	2006	2005
Control Affiliates	$357,120	$0	$839,245	$98,304	$0	$0

A	Aggregate amounts may reflect rounding.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

Not applicable.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Any Code of Ethics or amendments hereto. Filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ William J. Nutt
William J. Nutt, President

Date:	January 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date:	January 30, 2008

By:	/s/ Donald S. Rumery
Donald S. Rumery,
Chief Financial Officer

Date:	January 30, 2008